Operating leases - IFRS 16 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Application of new accounting standards
Operating leases	$ 188	$ 175	$ 174
Future minimum lease payments	$ 684	614	$ 441
IFRS 16
Application of new accounting standards
Operating leases		175
Future minimum lease payments		614
IFRS 16 | Previously stated
Application of new accounting standards
Operating leases		137
Future minimum lease payments		$ 523